HAND & HAND

 a professional corporation

24351 Pasto Road #B

Dana Point, California 92629

(949) 489-2400

Fax 9949) 489-0034

September 25, 2008

William Thompson

Accounting Branch Chief

Securities & Exchange Commission

100 F Street NE

Washington, DC 20549

Re:

American Unity Investments, Inc.

Form 10-KSB for the year ended December 31, 2007

File No. 0-32375

Filed:  September 13, 2008

Dear Mr.  Thompson:

Filed herewith is an amendment to the above referenced report which we believe is responsive to your comment 1. The Registrant will file future quarterly reports on Form 10-Q.  Enclosed is a statement from the Registrant responsive to your request.

Very truly yours,

/s/ Jehu Hand

AMERICAN UNITY INVESTMENTS, INC.

To the US Securities and Exchange Commission

American Unity Investments, Inc. acknowledges that it is responsible for the adequacy and accuracy of the disclosure in the Annual Report on Form 10-KSB for the year ended December 31, 2007.   We understand that staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing, and that we may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

/s/ Christian Lillieroos

Acting Chief Executive

Officer and Acting Chief Financial Officer